TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME/(LOSS) BEFORE INCOME TAX, DOMESTIC AND FOREIGN

The components of loss before tax are as follow:

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Loss before tax
Loss from PRC entities	(83,575)	(95,820)	(49,782)
loss from overseas entities	(66,418)	(20,231)	(86,649)
Total loss before tax	(149,993)	(116,051)	(136,431)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)
	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Current income tax expense	7,851	2,009	462
Total income tax expense	7,851	2,009	462

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Reconciliation of the differences between statutory tax and the effective tax

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group for the year ended December 31, 2025:

	Year Ended December 31, 2025
	Amount	Percent

PRC Statutory income tax rate	(34,108)	25%
Effect on tax rates in different tax jurisdiction	8,813	-6%
The effect of change in the tax rate of subsidiaries	3,682	-3%
Non-deductible expenses	3,092	-2%
Additional deduction for research and development expenditures	(3,500)	3%
Share-based compensation	43	0%
Non-taxable income	(44)	0%
Permanent book-tax differences	(163)	0%
Change in valuation allowance (1)	22,647	-17%
Effective tax rates	462	0%

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group for the years ended December 31, 2023 and 2024:

	Year Ended December 31, 2023	Year Ended December 31, 2024

PRC Statutory income tax rate	25%	25%
Effect on tax rates in different tax jurisdiction	-6%	-9%
The effect of change in the tax rate of subsidiaries	-1%	-7%
Non-deductible expenses	-1%	-3%
Additional deduction for research and development expenditures	5%	4%
Share-based compensation	0%	0%
Non-taxable income	1%	1%
Permanent book-tax differences	-4%	0%
Change in valuation allowance (1)	-24%	-13%
Effective tax rates	-5%	-2%

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

22. TAXATION (CONTINUED)

(b) Income tax (continued)

(1)	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2025.

(c) Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	133,140	133,192
Allowance for credit losses	20,717	34,959
Gain or loss from changes in fair values	7,849	7,513
Inventory write-downs	1,441	441
Others	2,936	1,108
Less: valuation allowance	(162,019)	(176,429)
Total deferred tax assets	4,064	784

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax liabilities
Others	4,064	784
Total deferred tax liabilities	4,064	784

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	133,140	133,192
Allowance for credit losses	20,717	34,959
Gain or loss from changes in fair values	7,849	7,513
Inventory write-downs	1,441	441
Others	2,936	1,108
Less: valuation allowance	(162,019)	(176,429)
Total deferred tax assets	4,064	784

	As of December 31,
	2024	2025
	RMB	RMB

Deferred tax liabilities
Others	4,064	784
Total deferred tax liabilities	4,064	784

SUMMARY OF VALUATION ALLOWANCE

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
	RMB	RMB	RMB

Balance at beginning of the year	(140,189)	(173,529)	(162,019)
Changes of valuation allowance (1)	(33,340)	11,510	(14,410)
Balance at end of the year	(173,529)	(162,019)	(176,429)

(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2024 and 2025, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2024 and 2025, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

SUMMARY OF OPERATING LOSS CARRYFORWARDS	As of December 31, 2025, net operating loss carry forwards from PRC entities will expire as follows:
RMB
2026	14,257
2027	34,206
2028	98,952
2029	208,218
2030 and onwards	298,743
654,376